13. Related Parties (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Equipment Loan - Related Party (Details Narrative)
September 30, 2022
Opening balance	—
Loan advanced	$360,000
Loan repayments	—
Interest accrued	355
Closing balance	$360,355

Related Party Receivables
	September 30, 2022	December 31, 2021
Related Party payables
Luca Pasquini	$(161)	$(502)
Victor Salerno	(374,346)	(51,878)
	$(374,507)	$(52,380)

Related Party Receivables
Luca Pasquini	$—	$1,413

	December 31, 2021	December 31, 2020
Principal Outstanding
Opening balance	$—	$—
Additions	—	300,000
Repayment	—	(200,000)
Applied to warrant exercise	—	(100,000)
Settled by issuance of common shares	—	—
	—	—
Accrued Interest
Opening balance	—	—
Interest expense	—	22,521
Repayment	—	(14,465)
Applied to warrant exercise	—	(8,056)
Conversion to equity	—	—
	—	—
Promissory Notes Payable – Related Party	$—	$—